NON-CONTROLLING INTERESTS - Components of Distributions (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	$ 131	$ 87	$ 263	$ 176
Non-participating Noncontrolling Interests
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	21	17	42	34
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	1	2	2	3
Incentive distribution
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	20	15	40	31
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	58	70	117	142
Brookfield Renewable | BEPC exchangeable shares
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	52	0	104	0
Limited partners' equity | Redeemable/Exchangeable partnership units
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	14	0	26	0
External Shareholders | Redeemable/Exchangeable partnership units
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	$ 38	$ 0	$ 78	$ 0